Notes Payable – Unrelated Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Notes Payable to Unrelated Parties

The table below summarizes all notes payable at March 31, 2022 and December 31, 2021, respectively.

	March 31, 2022	December 31, 2021
Notes payable – “2020 Notes”	$2,000,000	$2,000,000
Less unamortized debt issuance costs	(95,094)	(121,029)
Less unamortized debt discount	(97,778)	(124,444
Less current portion	(1,807,128)	-
Long-term portion of notes payable	$-	$1,754,527

The table below summarizes all notes payable at December 31, 2021 and 2020, respectively. See also Note 10 “Notes Payable - Related Parties.”

	December 31, 2021	December 31, 2020
PPP Note (a)	$-	$838,700
2020 Notes	2,000,000	2,000,000
Total notes payable	$2,000,000	$2,838,700
Less unamortized debt issuance costs	(121,029)	(224,767)
Less unamortized debt discount	(124,444)	(231,111)
Less current portion	-	(580,638)
Long-term portion of notes payable	$1,754,527	$1,802,184

(a)	The full amount of the principal and interest on the PPP Note was forgiven in its entirety in January 2021.

Schedule of Future Minimum Principal Payments of Notes Payable	Future minimum principal payments of the 2020 Notes are as follows:
As of March 31,	Amount
2023	$2,000,000
Total	$2,000,000
Future minimum principal payments of the 2020 Notes are as follows:
As of December 31,	Amount
2023	$2,000,000
Total	$2,000,000